Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (90,133)	$ (48,457)	$ (112,310)	$ (53,251)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	4,120	2,302	5,772	1,754
Gain (loss) on disposal of property and equipment	28	(5)	(5)	(15)
Stock-based compensation expense	3,821	755	1,991	659
Non-cash interest expense		422	828	588
Change in fair value of warrant liability	(956)	200	1,370	22
Amortization of deferred finance costs	423		166	588
Changes in operating assets and liabilities
Accounts receivable	(10,000)
Prepaid expenses and other assets	(7,521)	(1,909)	(920)	(1,489)
Accounts payable	(2,979)	3,967	3,697	1,172
Accrued expenses and other liabilities	21,680	1,289	8,181	1,904
Accrued interest			344	(83)
Deferred rent	1,376	(46)	(80)	477
Deferred revenue	7,976	(818)	(700)	1,663
Net cash used in operating activities	(72,165)	(42,300)	(91,832)	(46,599)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment	37		109
Purchases of property and equipment	(12,870)	(6,786)	(15,148)	(10,047)
Net cash used in investing activities	(12,833)	(6,786)	(15,039)	(10,047)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from business combination, net of transaction costs	78,543
Proceeds from issuance of convertible debt - PIPE Investors	21,750		13,500	16,775
Payment of Legacy Series D issuance costs				(186)
Proceeds from issuance of Legacy Series D Preferred Stock				109,042
Payment of Convertible Debt issuance costs				(134)
Proceeds from stock option exercises	336	30	143	37
Proceeds from secured debt, net of issuance costs and security deposits		7,084	10,360
Proceeds from secured term loan, net of issuance costs			24,973
Proceeds from tenant improvement allowance				1,250
Principal payments on secured debt and term loan payable			(1,795)
Principal payments on tenant improvement allowance payable			(161)	(304)
Payment of deferred offering costs			(2,857)
Principal payments on debt	(2,732)	(265)
Exercise of public warrants	1,209
Repayments of tenant improvement allowance	(136)	(79)
Principal Payments on Capital Lease Obligations	(327)	(325)	(632)	(632)
Net cash provided by financing activities	98,643	6,445	43,531	125,848
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	13,645	(42,641)	(63,340)	69,202
Cash, cash equivalents and restricted cash at beginning of year	31,808	95,148	95,148	25,946
Cash, cash equivalents and restricted cash at end of year	45,453	52,507	31,808	95,148
SUPPLEMENTAL DISCLOSURE OF CASH-FLOW INFORMATION
Cash paid for interest	1,303	203	867	376
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Property and equipment included in accrued expenses and accounts payable	1,218	2,930	1,216	3,562
Conversion of convertible debt to equity	53,541
Legacy GreenLight cashless warrant exercises	1,643
Warrant liabilities assumed in the Business Combination	1,341
Deferred financing costs in accrued expenses and accounts payable		559	1,242
Property and equipment acquired under capital lease			0	934
Non-cash Legacy Series D issuance costs				357
Non-cash debt issuance costs			610
Non-cash equipment financing issuance costs		138
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	44,132	52,340	31,446	95,068
Restricted cash	1,321	167	362	80
Total cash, cash equivalents and restricted cash	$ 45,453	$ 52,507	$ 31,808	$ 95,148